Current and Future Changes Accounting policies - Summary of Exposures to Interest Rate Benchmarks Subject to IBOR Reform (Parenthetical) (Detail) $ in Millions	Jan. 31, 2021 CAD ($)
EURIBOR [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Notional amount of derivatives	$ 1,437,000
Carrying amounts of non-derivative financial assets	678
Non-derivative financial liabilities	46
US LIBOR [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Carrying amounts of non-derivative financial assets	129,000
US LIBOR [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Carrying amounts of non-derivative financial assets	8,000
US LIBOR [member] | Loans [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Carrying amounts of non-derivative financial assets	79,000
US LIBOR [member] | Debt securities at amortized cost [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Carrying amounts of non-derivative financial assets	41,000
US LIBOR [member] | No maturity [member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Carrying amounts of non-derivative financial assets	2,000
Non-derivative financial liabilities	$ 1,000